Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 288,708
Depreciation expenses	(27,461)		$ (28,143)	$ (29,087)
Additions	27,979		26,069	24,591
Impairment losses	0	$ 0	0	596
Ending balance	288,914	$ 9,439	288,708
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	946,460		936,128	925,434
Additions	27,979		26,069	24,591
Disposal	(33,350)		(15,448)	(13,810)
Effect of foreign exchange differences	60		(176)	(42)
Others	(258)		(113)	(45)
Ending balance	940,891		946,460	936,128
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(657,752)		(644,958)	(629,035)
Depreciation expenses	(27,461)		(28,143)	(29,087)
Disposal	33,228		15,182	13,718
Impairment losses				(596)
Effect of foreign exchange differences	(20)		47	12
Others	28		120	30
Ending balance	(651,977)		(657,752)	(644,958)
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	104,079
Ending balance	103,972		104,079
Land [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	104,079		103,872	102,747
Additions	0		0	791
Disposal	(71)		(158)	(2)
Effect of foreign exchange differences	0		0	0
Others	(36)		365	336
Ending balance	103,972		104,079	103,872
Land [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses	0		0	0
Disposal	0		0	0
Impairment losses				0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	0		0	0
Land improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	302
Ending balance	263		302
Land improvements [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,595		1,581	1,575
Additions	0		0	0
Disposal	0		(5)	(6)
Effect of foreign exchange differences	0		0	0
Others	6		19	12
Ending balance	1,601		1,595	1,581
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,293)		(1,248)	(1,203)
Depreciation expenses	(45)		(50)	(51)
Disposal	0		4	6
Impairment losses				0
Effect of foreign exchange differences	0		0	0
Others	0		1	0
Ending balance	(1,338)		(1,293)	(1,248)
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	45,895
Ending balance	44,784		45,895
Buildings [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	72,694		67,738	67,790
Additions	21		30	36
Disposal	0		(108)	(35)
Effect of foreign exchange differences	0		0	0
Others	196		5,034	(53)
Ending balance	72,911		72,694	67,738
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(26,799)		(25,591)	(24,421)
Depreciation expenses	(1,356)		(1,402)	(1,269)
Disposal	0		47	34
Impairment losses				0
Effect of foreign exchange differences	0		0	0
Others	28		147	65
Ending balance	(28,127)		(26,799)	(25,591)
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,374
Ending balance	2,115		2,374
Computer equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	14,162		14,295	14,996
Additions	52		78	42
Disposal	(643)		(974)	(1,546)
Effect of foreign exchange differences	0		(1)	(3)
Others	687		764	806
Ending balance	14,258		14,162	14,295
Computer equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(11,788)		(11,582)	(11,715)
Depreciation expenses	(983)		(1,192)	(1,332)
Disposal	632		967	1,529
Impairment losses				0
Effect of foreign exchange differences	0		0	1
Others	(4)		19	(65)
Ending balance	(12,143)		(11,788)	(11,582)
Telecommunications equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	114,900
Impairment losses				596
Ending balance	116,322		114,900
Telecommunications equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	722,054		715,692	705,372
Additions	159		193	171
Disposal	(31,984)		(13,739)	(11,542)
Effect of foreign exchange differences	60		(172)	(35)
Others	25,459		20,080	21,726
Ending balance	715,748		722,054	715,692
Telecommunications equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(607,154)		(596,497)	(582,205)
Depreciation expenses	(24,236)		(24,492)	(25,280)
Disposal	31,952		13,712	11,512
Impairment losses				(596)
Effect of foreign exchange differences	(20)		45	7
Others	32		78	65
Ending balance	(599,426)		(607,154)	(596,497)
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	321
Ending balance	231		321
Transportation equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,834		3,866	3,815
Additions	0		1	1
Disposal	(29)		(62)	(54)
Effect of foreign exchange differences	0		0	0
Others	77		29	104
Ending balance	3,882		3,834	3,866
Transportation equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,513)		(3,237)	(2,750)
Depreciation expenses	(162)		(330)	(529)
Disposal	29		63	54
Impairment losses				0
Effect of foreign exchange differences	0		0	0
Others	(5)		(9)	(12)
Ending balance	(3,651)		(3,513)	(3,237)
Miscellaneous equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,310
Ending balance	2,582		2,310
Miscellaneous equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	9,515		8,943	8,737
Additions	334		193	255
Disposal	(623)		(402)	(625)
Effect of foreign exchange differences	0		(3)	(4)
Others	648		784	580
Ending balance	9,874		9,515	8,943
Miscellaneous equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(7,205)		(6,803)	(6,741)
Depreciation expenses	(679)		(677)	(626)
Disposal	615		389	583
Impairment losses				0
Effect of foreign exchange differences	0		2	4
Others	(23)		(116)	(23)
Ending balance	(7,292)		(7,205)	(6,803)
Construction in progress and equipment to be accepted [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	18,527
Ending balance	18,645		18,527
Construction in progress and equipment to be accepted [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	18,527		20,141	20,402
Additions	27,413		25,574	23,295
Disposal	0		0	0
Effect of foreign exchange differences	0		0	0
Others	(27,295)		(27,188)	(23,556)
Ending balance	18,645		18,527	20,141
Construction in progress and equipment to be accepted [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses	0		0	0
Disposal	0		0	0
Impairment losses				0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	$ 0		$ 0	$ 0